Fair Value Measurements - Summary of Fair Value Hierarchy for Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of assets and liabilities [line items]
Assets	$ 156.8	$ 198.3
Recurring fair value measurement | Notes payable
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities	62.4	64.7
Recurring fair value measurement | Derivative financial instruments
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities	2.3	2.3
Recurring fair value measurement | Investments held for self-insured liabilities
Disclosure of fair value measurement of assets and liabilities [line items]
Assets	156.8	198.3
Recurring fair value measurement | Derivative financial instruments
Disclosure of fair value measurement of assets and liabilities [line items]
Assets	3.1	0.6
Recurring fair value measurement | Level 1 | Notes payable
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities	0.0	0.0
Recurring fair value measurement | Level 1 | Derivative financial instruments
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities	0.0	0.0
Recurring fair value measurement | Level 1 | Investments held for self-insured liabilities
Disclosure of fair value measurement of assets and liabilities [line items]
Assets	0.0	0.0
Recurring fair value measurement | Level 1 | Derivative financial instruments
Disclosure of fair value measurement of assets and liabilities [line items]
Assets	0.0	0.0
Recurring fair value measurement | Level 2 | Notes payable
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities	0.0	0.0
Recurring fair value measurement | Level 2 | Derivative financial instruments
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities	2.3	2.3
Recurring fair value measurement | Level 2 | Investments held for self-insured liabilities
Disclosure of fair value measurement of assets and liabilities [line items]
Assets	156.8	198.3
Recurring fair value measurement | Level 2 | Derivative financial instruments
Disclosure of fair value measurement of assets and liabilities [line items]
Assets	3.1	0.6
Recurring fair value measurement | Level 3 | Notes payable
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities	62.4	64.7
Recurring fair value measurement | Level 3 | Derivative financial instruments
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities	0.0	0.0
Recurring fair value measurement | Level 3 | Investments held for self-insured liabilities
Disclosure of fair value measurement of assets and liabilities [line items]
Assets	0.0	0.0
Recurring fair value measurement | Level 3 | Derivative financial instruments
Disclosure of fair value measurement of assets and liabilities [line items]
Assets	$ 0.0	$ 0.0